Segment Information (Depreciation and amortization of leasing transaction costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	$ 46,025	$ 49,277	$ 52,535
Carolinas/Richmond
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	5,445	5,205	4,944
Chicago/Minneapolis
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	4,912	4,393	5,858
Cincinnati/Columbus/Indianapolis [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	941	699	805
Dallas [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	1,593	1,154	862
Florida
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	4,050	4,174	6,605
Houston
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	4,898	5,155	4,713
Lehigh/Central PA
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	13,121	14,475	12,262
Philadelphia
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	2,626	2,797	2,706
Southern California
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	850	612	367
United Kingdom
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	384	340	259
Other
Segment Reporting Information [Line Items]
Depreciation and amortization of tenant improvement and lease transaction costs	$ 7,205	$ 10,273	$ 13,154